VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 2.1%
69,694	(1)	Altice USA, Inc.	$1,998,824	0.2
29,500	(1)	Electronic Arts, Inc.	2,885,690	0.3
21,100	(1)	IAC/InterActiveCorp	4,599,167	0.4
38,400		Interpublic Group of Cos., Inc.	827,904	0.1
41,900	(1)	Live Nation Entertainment, Inc.	2,779,646	0.2
47,300	(2)	Match Group, Inc.	3,379,112	0.3
15,600		Omnicom Group	1,221,480	0.1
27,500	(1)	Take-Two Interactive Software, Inc.	3,446,850	0.3
26,800	(1),(2)	Zillow Group, Inc. - Class A	791,806	0.1
236,500	(1)	Zynga, Inc. - Class A	1,376,430	0.1
			23,306,909	2.1

		Consumer Discretionary: 15.5%
102,700		Aptiv PLC	8,978,034	0.8
28,700		Aramark	1,250,746	0.1
2,100	(1)	Autozone, Inc.	2,277,702	0.2
17,700	(1)	Bright Horizons Family Solutions, Inc.	2,699,250	0.3
53,100	(1)	Burlington Stores, Inc.	10,610,442	1.0
50,800	(1)	Carmax, Inc.	4,470,400	0.4
37,619	(1)	Chewy, Inc.	924,675	0.1
27,400		Choice Hotels International, Inc.	2,437,504	0.2
45,000	(1)	Ctrip.com International Ltd. ADR	1,318,050	0.1
75,100		Dollar General Corp.	11,936,394	1.1
73,200	(1)	Dollar Tree, Inc.	8,356,512	0.8
21,400		Domino's Pizza, Inc.	5,234,226	0.5
70,800		Dunkin Brands Group, Inc.	5,618,688	0.5
98,900		Extended Stay America, Inc.	1,447,896	0.1
41,915	(1)	Farfetch Ltd. - Class A	362,145	0.0
15,200		Ferrari NV	2,342,168	0.2
13,400	(1)	Five Below, Inc.	1,689,740	0.2
23,700	(1)	Grand Canyon Education, Inc.	2,327,340	0.2
8,400	(1),(2)	GrubHub, Inc.	472,164	0.0
102,833		Hilton Worldwide Holdings, Inc.	9,574,781	0.9
26,600	(1)	Lululemon Athletica, Inc.	5,121,298	0.5
3,900	(1)	MercadoLibre, Inc.	2,149,797	0.2
109,700		MGM Resorts International	3,040,884	0.3
48,500	(1),(2)	Michaels Cos, Inc.	474,815	0.0
13,400	(1)	Mohawk Industries, Inc.	1,662,538	0.2
49,800	(1)	Norwegian Cruise Line Holdings Ltd.	2,578,146	0.2
1,360	(1)	NVR, Inc.	5,055,596	0.5
19,000	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	1,114,160	0.1
23,000	(1)	O'Reilly Automotive, Inc.	9,165,730	0.8
25,900	(2)	Papa Johns International, Inc.	1,355,865	0.1
19,300		Pool Corp.	3,892,810	0.4
14,100		PVH Corp.	1,244,043	0.1
51,581		Restaurant Brands International, Inc.	3,669,472	0.3
51,800		Ross Stores, Inc.	5,690,230	0.5
25,300		Royal Caribbean Cruises Ltd.	2,740,749	0.3
99,700		Service Corp. International	4,766,657	0.4
125,200		Tapestry, Inc.	3,261,460	0.3
32,500		Tiffany & Co.	3,010,475	0.3
38,000		Toll Brothers, Inc.	1,559,900	0.1
39,100		Tractor Supply Co.	3,536,204	0.3
28,121	(1)	Ulta Beauty, Inc.	7,048,529	0.7
9,720	(1),(2)	Wayfair, Inc.	1,089,806	0.1
23,600		Williams-Sonoma, Inc.	1,604,328	0.2
38,100		Wynn Resorts Ltd.	4,142,232	0.4
65,900		Yum China Holdings, Inc.	2,993,837	0.3
17,100		Yum! Brands, Inc.	1,939,653	0.2
			168,238,071	15.5

		Consumer Staples: 3.2%
69,975		Brown-Forman Corp. - Class B	4,393,031	0.4
15,000		Casey's General Stores, Inc.	2,417,400	0.2
70,800		Church & Dwight Co., Inc.	5,326,992	0.5
36,000		Clorox Co.	5,467,320	0.5
57,600		Conagra Brands, Inc.	1,767,168	0.2
34,600		Hershey Co.	5,362,654	0.5
26,500		Hormel Foods Corp.	1,158,845	0.1
31,600		McCormick & Co., Inc.	4,939,080	0.4
32,900	(1)	Sprouts Farmers Market, Inc.	636,286	0.1
42,789		Tyson Foods, Inc.	3,685,844	0.3
			35,154,620	3.2

		Energy: 1.5%
157,300		Cabot Oil & Gas Corp.	2,763,761	0.2
197,037	(1)	Centennial Resource Development, Inc./DE	889,622	0.1
7,500		Cimarex Energy Co.	359,550	0.0
26,752		Concho Resources, Inc./Midland TX	1,816,461	0.2
28,000	(1)	Continental Resources, Inc.	862,120	0.1
20,800		Diamondback Energy, Inc.	1,870,128	0.2
50,400		HollyFrontier Corp.	2,703,456	0.2
250,800	(1),(2)	Jagged Peak Energy, Inc.	1,820,808	0.2
44	(1),(3),(4)	Venture Global LNG, Inc. - Series B	228,800	0.0
560	(1),(3),(4)	Venture Global LNG, Inc. - Series C	2,912,000	0.3
			16,226,706	1.5

		Financials: 7.4%
39,600		Assurant, Inc.	4,982,472	0.5
46,400		Axis Capital Holdings Ltd.	3,095,808	0.3
44,600		BankUnited, Inc.	1,499,452	0.1
86,433		Cboe Global Markets, Inc.	9,932,016	0.9
41,900		Discover Financial Services	3,397,671	0.3
48,400		E*Trade Financial Corp.	2,114,596	0.2

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
7,100		Factset Research Systems, Inc.	$1,725,087	0.2
112,400		Fidelity National Financial, Inc.	4,991,684	0.5
57,200		Fifth Third Bancorp	1,566,136	0.2
60,900		First Republic Bank	5,889,030	0.5
18,900	(1)	Green Dot Corp.	477,225	0.0
92,700		Lazard Ltd.	3,244,500	0.3
9,500		MarketAxess Holdings, Inc.	3,111,250	0.3
15,100		Moody's Corp.	3,092,933	0.3
16,700		MSCI, Inc. - Class A	3,636,425	0.3
26,400		Nasdaq, Inc.	2,622,840	0.2
23,700		Northern Trust Corp.	2,211,684	0.2
21,800		Pinnacle Financial Partners, Inc.	1,237,150	0.1
15,600		Signature Bank	1,859,832	0.2
14,900	(1)	SVB Financial Group	3,113,355	0.3
89,200		TD Ameritrade Holding Corp.	4,165,640	0.4
31,610		Tradeweb Markets, Inc.	1,168,938	0.1
73,230		Webster Financial Corp.	3,432,290	0.3
37,500		Willis Towers Watson PLC	7,236,375	0.7
			79,804,389	7.4

		Health Care: 13.4%
13,700	(1)	Abiomed, Inc.	2,437,093	0.2
57,199	(1)	Acadia Healthcare Co., Inc.	1,777,745	0.2
82,800		Agilent Technologies, Inc.	6,344,964	0.6
12,800	(1),(2)	Agios Pharmaceuticals, Inc.	414,720	0.0
20,400	(1)	Alexion Pharmaceuticals, Inc.	1,997,976	0.2
26,900	(1)	Align Technology, Inc.	4,866,748	0.5
58,500	(1)	Alkermes PLC	1,141,335	0.1
33,900	(1)	Alnylam Pharmaceuticals, Inc.	2,726,238	0.3
12,500	(1)	Amedisys, Inc.	1,637,625	0.2
6,992	(1)	Argenx SE ADR	796,808	0.1
8,000	(1)	Ascendis Pharma A/S ADR	770,560	0.1
190,543	(1)	Avantor, Inc.	2,800,982	0.3
75,600	(1)	BioMarin Pharmaceutical, Inc.	5,095,440	0.5
5,600	(1),(2)	Bluebird Bio, Inc.	514,192	0.0
11,100	(1)	Blueprint Medicines Corp.	815,517	0.1
29,600		Bruker Corp.	1,300,328	0.1
46,484	(1)	Catalent, Inc.	2,215,427	0.2
157,000	(1)	Centene Corp.	6,791,820	0.6
33,912		Cerner Corp.	2,311,781	0.2
25,600		Cooper Cos., Inc.	7,603,200	0.7
27,800	(1)	DaVita, Inc.	1,586,546	0.1
19,600	(1)	DexCom, Inc.	2,925,104	0.3
73,710	(1)	Elanco Animal Health, Inc.	1,959,949	0.2
38,400	(1)	Exact Sciences Corp.	3,470,208	0.3
79,000	(1)	Exelixis, Inc.	1,397,115	0.1
20,200	(1)	FibroGen, Inc.	746,996	0.1
5,700	(1),(2)	GW Pharmaceuticals PLC ADR	655,671	0.1
22,000	(1)	Henry Schein, Inc.	1,397,000	0.1
113,700	(1)	Hologic, Inc.	5,740,713	0.5
7,875	(1)	ICU Medical, Inc.	1,256,850	0.1
26,500	(1)	Idexx Laboratories, Inc.	7,206,145	0.7
45,800	(1)	Immunomedics, Inc.	607,308	0.1
50,300	(1)	Incyte Corp., Ltd.	3,733,769	0.3
20,200	(1)	IQVIA Holdings, Inc.	3,017,476	0.3
17,800	(1)	Jazz Pharmaceuticals PLC	2,280,892	0.2
3,252	(1),(2)	Madrigal Pharmaceuticals, Inc.	280,387	0.0
6,700	(1)	Mettler Toledo International, Inc.	4,719,480	0.4
39,200	(1)	Molina Healthcare, Inc.	4,301,024	0.4
25,700	(1)	Nektar Therapeutics	468,126	0.0
31,279	(1)	Neurocrine Biosciences, Inc.	2,818,551	0.3
14,800	(1)	Novocure Ltd.	1,106,744	0.1
8,900	(1),(2)	Penumbra, Inc.	1,196,961	0.1
41,900		Perrigo Co. PLC	2,341,791	0.2
22,400	(1)	PRA Health Sciences, Inc.	2,222,752	0.2
68,300	(1)	QIAGEN NV	2,251,851	0.2
16,942	(1)	Sage Therapeutics, Inc.	2,376,793	0.2
15,900	(1)	Sarepta Therapeutics, Inc.	1,197,588	0.1
39,980	(1)	Seattle Genetics, Inc.	3,414,292	0.3
14,500	(1)	STERIS Public Ltd. Co.	2,095,105	0.2
20,700		Teleflex, Inc.	7,032,825	0.7
14,092	(1),(2)	Ultragenyx Pharmaceutical, Inc.	602,856	0.1
18,000		Universal Health Services, Inc.	2,677,500	0.2
31,600	(1)	Veeva Systems, Inc.	4,825,004	0.4
17,464	(1)	WellCare Health Plans, Inc.	4,526,145	0.4
17,500		West Pharmaceutical Services, Inc.	2,481,850	0.2
			145,279,866	13.4

		Industrials: 18.7%
140,700	(2)	ADT, Inc.	882,189	0.1
64,900		Alaska Air Group, Inc.	4,212,659	0.4
43,800		Allegion Public Ltd.	4,539,870	0.4
67,900		American Airlines Group, Inc.	1,831,263	0.2
28,762		Ametek, Inc.	2,640,927	0.2
58,200		AO Smith Corp.	2,776,722	0.3
51,200		BWX Technologies, Inc.	2,929,152	0.3
22,600		CH Robinson Worldwide, Inc.	1,916,028	0.2
31,200		Cintas Corp.	8,364,720	0.8
13,800		Copa Holdings S.A.- Class A	1,362,750	0.1
62,000	(1)	Copart, Inc.	4,980,460	0.5
16,800	(1)	CoStar Group, Inc.	9,965,760	0.9
29,100		Donaldson Co., Inc.	1,515,528	0.1
39,487		Equifax, Inc.	5,554,636	0.5
25,200		Expeditors International Washington, Inc.	1,872,108	0.2
31,600		Fastenal Co.	1,032,372	0.1
29,300		Flowserve Corp.	1,368,603	0.1
56,038		Fortive Corp.	3,841,965	0.3
70,875		Fortune Brands Home & Security, Inc.	3,876,863	0.4
21,400	(1)	Generac Holdings, Inc.	1,676,476	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
51,600		Graco, Inc.	$2,375,664	0.2
112,000	(1)	HD Supply Holdings, Inc.	4,387,600	0.4
41,700		Hexcel Corp.	3,424,821	0.3
31,000		Hubbell, Inc.	4,073,400	0.4
18,500		Huntington Ingalls Industries, Inc.	3,918,115	0.4
69,200	(1)	IAA, Inc.	2,887,716	0.3
17,500		IDEX Corp.	2,867,900	0.3
72,153	(1)	IHS Markit Ltd.	4,825,593	0.4
36,400		JB Hunt Transport Services, Inc.	4,027,660	0.4
31,600		Kansas City Southern	4,203,116	0.4
69,200		KAR Auction Services, Inc.	1,698,860	0.2
12,700	(1)	Kirby Corp.	1,043,432	0.1
51,610		L3Harris Technologies, Inc.	10,767,910	1.0
11,300		Landstar System, Inc.	1,272,154	0.1
10,400		Manpowergroup, Inc.	876,096	0.1
20,500	(1)	Middleby Corp.	2,396,450	0.2
126,400		Nielsen Holdings PLC	2,686,000	0.2
18,900		Nordson Corp.	2,764,314	0.3
18,000		Old Dominion Freight Line	3,059,460	0.3
28,300		Paccar, Inc.	1,981,283	0.2
44,100		Ritchie Bros Auctioneers, Inc.	1,759,590	0.2
30,700		Robert Half International, Inc.	1,708,762	0.2
22,400		Rockwell Automation, Inc.	3,691,520	0.3
73,761		Rollins, Inc.	2,513,037	0.2
3,100		Roper Technologies, Inc.	1,105,460	0.1
60,024		Schneider National, Inc.	1,303,721	0.1
71,100	(1)	Sensata Technologies Holding PLC	3,559,266	0.3
16,400		Snap-On, Inc.	2,567,256	0.2
49,600		Textron, Inc.	2,428,416	0.2
40,700		Toro Co.	2,983,310	0.3
15,200		TransDigm Group, Inc.	7,914,184	0.7
116,100		TransUnion	9,416,871	0.9
41,741	(1)	United Airlines Holdings, Inc.	3,690,322	0.3
16,000		Valmont Industries, Inc.	2,215,040	0.2
49,556		Verisk Analytics, Inc.	7,836,786	0.7
42,520		Wabtec Corp.	3,055,487	0.3
56,050		Waste Connections, Inc.	5,156,600	0.5
12,700		Watsco, Inc.	2,148,586	0.2
24,300		Woodward, Inc.	2,620,269	0.2
26,300		Xylem, Inc.	2,094,006	0.2
			202,447,084	18.7

		Information Technology: 30.9%
13,100	(1),(2)	2U, Inc.	213,268	0.0
103,700		Amphenol Corp.	10,007,050	0.9
9,600	(1)	ANSYS, Inc.	2,125,056	0.2
63,779	(1)	Atlassian Corp. PLC	8,000,438	0.7
25,500	(1)	Autodesk, Inc.	3,766,350	0.4
99,470	(1)	Black Knight, Inc.	6,073,638	0.6
94,664		Booz Allen Hamilton Holding Corp.	6,723,037	0.6
95,800	(1)	Cadence Design Systems, Inc.	6,330,464	0.6
39,200		CDK Global, Inc.	1,885,128	0.2
59,100		CDW Corp.	7,283,484	0.7
53,403	(1)	Ceridian HCM Holding, Inc.	2,636,506	0.2
40,000		Cognex Corp.	1,965,200	0.2
15,720	(1)	Coherent, Inc.	2,416,478	0.2
79,700	(1)	CoreLogic, Inc.	3,687,719	0.3
134,300		Corning, Inc.	3,830,236	0.4
17,700	(1)	Coupa Software, Inc.	2,293,389	0.2
11,597	(1),(2)	Crowdstrike Holdings, Inc.	676,221	0.1
19,105	(1)	Datadog, Inc.	647,850	0.1
19,341	(1),(4)	Datadog, Inc. - Lockup Shares	623,061	0.1
67,053	(1)	DocuSign, Inc.	4,151,922	0.4
51,726	(1)	Dropbox, Inc.	1,043,313	0.1
69,237	(1),(2)	Dynatrace, Inc.	1,292,655	0.1
119,600		Entegris, Inc.	5,628,376	0.5
13,200	(1)	EPAM Systems, Inc.	2,406,624	0.2
27,200	(1)	Euronet Worldwide, Inc.	3,979,360	0.4
43,930		Fidelity National Information Services, Inc.	5,832,147	0.5
109,500	(1)	Fiserv, Inc.	11,343,105	1.1
30,900	(1)	FleetCor Technologies, Inc.	8,861,502	0.8
17,200		Flir Systems, Inc.	904,548	0.1
54,800	(1)	Fortinet, Inc.	4,206,448	0.4
51,000	(1)	Gartner, Inc.	7,292,490	0.7
48,500		Genpact Ltd.	1,879,375	0.2
107,127		Global Payments, Inc.	17,033,193	1.6
70,000	(1)	GoDaddy, Inc.	4,618,600	0.4
40,900	(1)	Guidewire Software, Inc.	4,310,042	0.4
15,800	(1)	IPG Photonics Corp.	2,142,480	0.2
69,850	(1)	Keysight Technologies, Inc.	6,792,912	0.6
58,500		KLA Corp.	9,327,825	0.9
34,755		Lam Research Corp.	8,032,228	0.7
55,700		Leidos Holdings, Inc.	4,783,516	0.4
11,000		Littelfuse, Inc.	1,950,410	0.2
255,948		Marvell Technology Group Ltd.	6,391,022	0.6
153,600		Maxim Integrated Products	8,894,976	0.8
107,700		Microchip Technology, Inc.	10,006,407	0.9
24,000		Monolithic Power Systems, Inc.	3,735,120	0.3
47,700		Motorola Solutions, Inc.	8,128,557	0.8
18,300	(1)	New Relic, Inc.	1,124,535	0.1
27,900	(1)	Okta, Inc.	2,747,034	0.3
34,100	(1)	Palo Alto Networks, Inc.	6,950,603	0.6
32,100		Paychex, Inc.	2,656,917	0.2
14,700	(1)	Paycom Software, Inc.	3,079,503	0.3
34,186	(1),(2)	Pluralsight, Inc.	574,154	0.1
25,900	(1)	Proofpoint, Inc.	3,342,395	0.3
171,369	(1)	Pure Storage, Inc. - Class A	2,902,991	0.3
81,867	(1)	RealPage, Inc.	5,146,160	0.5
110,200		Sabre Corp.	2,467,929	0.2
23,200	(1)	ServiceNow, Inc.	5,889,320	0.5
12,400	(1)	Shopify, Inc.	3,864,584	0.4
85,000		Skyworks Solutions, Inc.	6,736,250	0.6
58,160	(1),(2)	Slack Technologies, Inc.	1,380,137	0.1
75,000	(1)	Splunk, Inc.	8,839,500	0.8

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
107,635		SS&C Technologies Holdings, Inc.	$5,550,737	0.5
34,597	(1)	StoneCo Ltd.	1,203,284	0.1
129,200		Symantec Corp.	3,052,996	0.3
39,200	(1)	Synopsys, Inc.	5,380,200	0.5
32,800	(1),(2)	Twilio, Inc.	3,606,688	0.3
16,700	(1)	Tyler Technologies, Inc.	4,383,750	0.4
25,500	(1)	VeriSign, Inc.	4,810,065	0.4
22,799	(1)	WEX, Inc.	4,606,994	0.4
31,047	(1)	Workday, Inc.	5,276,748	0.5
69,800		Xilinx, Inc.	6,693,820	0.6
10,800	(1)	Zebra Technologies Corp.	2,228,796	0.2
54,600	(1)	Zendesk, Inc.	3,979,248	0.4
2,760	(1),(2)	Zoom Video Communications, Inc.	210,312	0.0
			334,839,376	30.9

		Materials: 3.8%
36,500		Avery Dennison Corp.	4,145,305	0.4
55,500	(1)	Axalta Coating Systems Ltd.	1,673,325	0.1
98,380		Ball Corp.	7,163,048	0.7
25,100		Celanese Corp. - Series A	3,069,479	0.3
42,800		CF Industries Holdings, Inc.	2,105,760	0.2
24,100		Eagle Materials, Inc.	2,169,241	0.2
36,500		International Paper Co.	1,526,430	0.1
43,900	(2)	Kirkland Lake Gold Ltd.	1,966,720	0.2
22,500		PPG Industries, Inc.	2,666,475	0.2
58,300		RPM International, Inc.	4,011,623	0.4
67,300		Sealed Air Corp.	2,793,623	0.2
51,429		Valvoline, Inc.	1,132,981	0.1
48,700		Vulcan Materials Co.	7,365,388	0.7
			41,789,398	3.8

		Real Estate: 1.8%
26,995		American Campus Communities, Inc.	1,297,920	0.1
38,900		CubeSmart	1,357,610	0.1
6,300		Federal Realty Investment Trust	857,682	0.1
48,400		Iron Mountain, Inc.	1,567,676	0.2
14,000		Jones Lang LaSalle, Inc.	1,946,840	0.2
68,700		MGM Growth Properties LLC	2,064,435	0.2
32,250		SBA Communications Corp.	7,777,087	0.7
12,700		SL Green Realty Corp.	1,038,225	0.1
117,915		Vereit, Inc.	1,153,209	0.1
6,575	(1),(3),(4)	WeWork Companies, Inc. - Class A	111,972	0.0
			19,172,656	1.8

		Utilities: 0.7%
24,026		American Water Works Co., Inc.	2,984,750	0.3
29,400		Atmos Energy Corp.	3,348,366	0.3
50,200		NiSource, Inc.	1,501,984	0.1
			7,835,100	0.7

	Total Common Stock
	(Cost $770,774,366)		1,074,094,175	99.0

PREFERRED STOCK: 0.9%
		Communication Services: 0.4%
32,391	(1),(3),(4)	AirBNB, Inc. - Series D	3,665,041	0.3
3,719	(1),(3),(4)	AirBNB, Inc. - Series E	420,805	0.1
			4,085,846	0.4

		Information Technology: 0.4%
353,970	(1),(3),(4)	Tanium, Inc. - Series G	3,077,274	0.3
23,311	(1),(3),(4)	UiPath Inc., Series D-1	917,327	0.1
3,914	(1),(3),(4)	UiPath Inc., Series D-2	154,023	0.0
			4,148,624	0.4

		Real Estate: 0.1%
44,396	(1),(3),(4)	WeWork Companies, Inc. - Series D-1	756,064	0.1
34,882	(1),(3),(4)	WeWork Companies, Inc. - Series D-2	594,041	0.0
24,709	(1),(3),(4)	WeWork Companies, Inc. - Series E	420,794	0.0
			1,770,899	0.1

	Total Preferred Stock
	(Cost $6,626,256)		10,005,369	0.9

	Total Long-Term Investments
	(Cost $777,400,622)		1,084,099,544	99.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
		Repurchase Agreements: 1.9%
1,926,266	(5)	Bank of Montreal, Repurchase Agreement dated 09/30/19, 2.30%, due 10/01/19 (Repurchase Amount $1,926,387, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $1,964,791, due 10/10/19-05/15/45)	1,926,266	0.2
4,379,394	(5)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $4,379,678, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $4,467,276, due 09/01/24-08/01/49)	4,379,394	0.4

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
4,865,790	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $4,866,110, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,963,106, due 10/25/19-07/15/61)	$4,865,790	0.5
4,865,790	(5)	HSBC Securities USA, Repurchase Agreement dated 09/30/19, 2.36%, due 10/01/19 (Repurchase Amount $4,866,105, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-2.500%, Market Value plus accrued interest $4,963,106, due 01/30/20-05/15/46)	4,865,790	0.4
4,865,790	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $4,866,106, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,963,106, due 10/15/19-09/01/49)	4,865,790	0.4
			20,903,030	1.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
1,016,061	(6) T. Rowe Price Government Reserve Fund, 2.460%
	(Cost $1,016,061)	1,016,061	0.1

	Total Short-Term Investments
	(Cost $21,919,091)	21,919,091	2.0

	Total Investments in Securities (Cost $799,319,713)	$1,106,018,635	101.9
	Liabilities in Excess of Other Assets	(20,931,216)	(1.9)
	Net Assets	$1,085,087,419	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2019, the Portfolio held restricted securities with a fair value of $13,881,202 or 1.3% of net assets. Please refer to the table below for additional details.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2019.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$23,306,909	$–	$–	$23,306,909
Consumer Discretionary	168,238,071	–	–	168,238,071
Consumer Staples	35,154,620	–	–	35,154,620
Energy	13,085,906	–	3,140,800	16,226,706
Financials	79,804,389	–	–	79,804,389
Health Care	145,279,866	–	–	145,279,866
Industrials	202,447,084	–	–	202,447,084
Information Technology	334,216,315	623,061	–	334,839,376
Materials	41,789,398	–	–	41,789,398
Real Estate	19,060,684	–	111,972	19,172,656
Utilities	7,835,100	–	–	7,835,100
Total Common Stock	1,070,218,342	623,061	3,252,772	1,074,094,175
Preferred Stock	–	–	10,005,369	10,005,369
Short-Term Investments	1,016,061	20,903,030	–	21,919,091
Total Investments, at fair value	$1,071,234,403	$21,526,091	$13,258,141	$1,106,018,635

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2019:

Investments, at fair value	Fair Value at September 30, 2019	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)		Impact to Valuation from an Increase in Input***
Common Stocks	$3,252,772	Recent Comparable Transaction Price	-**	-	**	-	**
		Market Comparable	Discount for Lack of Marketability	10%		Decrease
			Enterprise Value to EBITDA Multiple	20.2x - 24.5x		Decrease
			Enterprise Value to Sales Multiple	3.2X		Decrease
			EBITDA Growth Rate	61%		Decrease
			Discount Rate for Cost of Equity	25%		Decrease

Preferred Stocks	$10,005,369	Recent Comparable Transaction Price	-**	-	**	-	**
		Market Comparable	Discount for Lack of Marketability	10%		Decrease
			Enterprise Value to Gross Profit Multiple	4.4x - 5.4x		Decrease
			Enterprise Value to Sales Multiple	3.9x - 4.8x		Decrease
			Sales Growth Rate	19% - 21%		Decrease
			Gross Profit Growth Rate	20% - 22%		Decrease
			Discount for Lack of Marketability	10%		Decrease
			Enterprise Value to EBITDA Multiple	20.2x - 24.5x		Decrease
			Enterprise Value to Sales Multiple	3.2X		Decrease
			EBITDA Growth Rate	61%		Decrease
			Discount Rate for Cost of Equity	25%		Decrease
Total Investments, at fair value	$13,258,141

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** No quantitative unobservable inputs were significant to the fair valuation determination at September 30, 2019

*** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2019:

	Common Stock	Preferred Stock	Total
Assets:
Beginning balance at December 31, 2018	$4,087,680	$12,989,605	$17,077,285
Purchases	308,740	1,071,350	1,380,090
Sales	(631,854)	-	(631,854)
Accrued discounts/(premiums)	-	-	-
Total realized gain (loss)	464,772	-	464,772
Net change in unrealized appreciation/(depreciation)	(667,826)	(3,363,174)	(4,031,000)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(308,740)	(692,412)	(1,001,152)
Ending balance at September 30, 2019	$3,252,772	$10,005,369	$13,258,141
Total change in unrealized gain (loss) on Level 3 securities still held as of September 30, 2019	$(667,826)	$(3,363,174)	$(4,031,000)

At September 30, 2019, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. - Series D	4/16/2014	$1,318,736	$3,665,041
AirBNB, Inc. - Series E	7/14/2015	346,218	420,805
Datadog, Inc. - Lockup Shares	5/7/2019	308,741	623,061
Tanium, Inc. - Series G	8/26/2015	1,757,213	3,077,274
UiPath Inc., Series D-1	4/26/2019	917,327	917,327
UiPath Inc., Series D-2	4/26/2019	154,023	154,023
Venture Global LNG, Inc. - Series B	3/8/2018	132,880	228,800
Venture Global LNG, Inc. - Series C	10/16/2017	2,083,973	2,912,000
WeWork Companies, Inc. - Class A	6/23/2015	144,501	111,972
WeWork Companies, Inc. - Series D-1	12/9/2014	739,245	756,064
WeWork Companies, Inc. - Series D-2	12/9/2014	580,826	594,041
WeWork Companies, Inc. - Series E	6/23/2015	812,668	420,794
		$9,296,351	$13,881,202

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $801,786,243.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$351,859,044
Gross Unrealized Depreciation	(47,626,652)
Net Unrealized Appreciation	$304,232,392